LONG-TERM INVESTMENT (Details)						12 Months Ended
	Sep. 11, 2024 $ / shares shares	Sep. 30, 2021 USD ($)	Aug. 04, 2021 USD ($)	Apr. 08, 2021 USD ($)	Apr. 04, 2021 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jul. 12, 2024 $ / shares shares	Dec. 31, 2011 CNY (¥)
LONG-TERM INVESTMENT (Details) [Line Items]
Payments to acquire equity securities						$ 0	$ 1,750,000	$ 0
Closing price per share (in Dollars per share) | $ / shares						$ 1.41
Fair value of our investment						$ 2,467,500
Unrealized investment gain						$ 717,500
Investment of Shares in Recruiter.Com Group, Inc [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Number of shares to be purchased (in Shares) | shares										2,000,000
Purchased share per price (in Dollars per share) | $ / shares	$ 1									$ 1
Number of additional shares to be purchased (in Shares) | shares										2,000,000
Number of shares purchased (in Shares) | shares	1,749,975
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0001
Equity percentage						10.00%
Wenzhou Longlian Development Co., Ltd [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Equity method investments (in Yuan Renminbi) | ¥											¥ 2,083,300
Ownership percentage											2.0833%
Long-term investment						$ 296,868	$ 285,540
Longlian [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Impairment loss						$ 288,846
CG Malta Holding Limited [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Impairment loss								$ 25,000,000
Investment at cost									$ 25,000,000
CG Malta Holding Limited [Member] | Subscription Agreement [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Ownership percentage				12.00%
Impairment loss									$ 0
Payments to acquire equity securities				$ 35,000,000	$ 15,000,000
Additional interest agreed to acquire				13
Subscription agreement term				4 months
CG Malta Holding Limited [Member] | First Amendment To The Subscription Agreement [Member]
LONG-TERM INVESTMENT (Details) [Line Items]
Ownership percentage		15.73%
Payments to acquire equity securities		$ 10,000,000	$ 35,000,000